Prospectus Supplement

John Hancock Funds II

Opportunistic Fixed Income Fund (the fund)

Supplement dated September 23, 2021 to the current prospectus, as may be supplemented (the Prospectus)

Effective January 1, 2022, the “Dividends” section under the “Dividends and Account Policies” section is revised and restated in its entirety as follows:

The fund typically declares and pays income dividends at least quarterly. Capital gains, if any, are typically distributed at least annually, typically after the end of the fund’s fiscal year.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Funds II

Opportunistic Fixed Income Fund (the fund)

Supplement dated September 23, 2021 to the current Class NAV shares prospectus and Class 1 shares prospectus, as may be supplemented

Effective January 1, 2022, the fund will declare and pay income dividends quarterly and capital gains, if any, at least annually.

Accordingly, the “Dividends” section under the “Dividends and Account Policies” section is revised in its entirety as follows:

The funds typically declare and pay income dividends annually and capital gains, if any, at least annually. However, the following funds pay income dividends quarterly: Core Bond Fund, Equity Income Fund, High Yield Fund, the Multi-Index Lifestyle Balanced Portfolio, the Multi-Index Lifestyle Moderate Portfolio, the Multi-Index Lifestyle Conservative Portfolio, Opportunistic Fixed Income Fund and U.S. High Yield Bond Fund; and the following fund declares income dividends daily and pays them monthly: Floating Rate Income Fund.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.